Business combinations	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Business combinations

30. Business combinations

There were no significant acquisitions in 2017 or 2016.

Fair values for the assets and liabilities arising from acquisitions completed in the year are as follows:

		2017	2016
All figures in £ millions	Notes	Total fair value	Total fair value
Intangible assets	11	—	10
Net assets acquired at fair value		—	10
Goodwill	11	—	3
Total		—	13
Satisfied by:
Cash		—	(7)

Other liabilities		—	(6)

Total consideration		—	(13)

Goodwill of £3m arising on 2016 acquisitions is expected to be deductible for tax purposes.

Intangible assets acquired in 2016 have the following useful economic lives: trademarks and brands 15 years, and other acquired intangibles six years.

All figures in £ millions	2017	2016	2015
Cash flow on acquisitions
Cash – current year acquisitions	—	(7)	(1)
Deferred payments for prior year acquisitions and other items	(11)	(7)	(6)
Acquisition costs and other acquisition liabilities paid	—	(1)	(2)

Net cash outflow	(11)	(15)	(9)